--------------------------------------------------------------------------------
                                SOUND SHORE FUND
            TWO PORTLAND SQUARE, PORTLAND, ME 04101 - 1-800-754-8758
================================================================================


                                                              September 30, 2003
Dear Shareholder:

     The Sound Shore Fund ended the third quarter of 2003 with a net asset value of $30.04. The Fund gained 2.81% for the quarter, while the major indices such as the S&P 500 Index and the Dow Jones Industrial Average advanced 2.65% and 3.83%, respectively. For the first three quarters of 2003, the Fund is up 16.47%, compared to 14.72% and 13.15% for the S&P and Dow. For the past ten years, the Fund has grown at a compound annual rate of 11.88%, besting the S&P 500, which has grown at a 10.05% rate. The Fund's 1-, 5-, 10-, and 15-year average annual total returns for the periods ending 9/30/03 were 28.00%, 6.44%, 11.88%, and 12.47% respectively.

     The acceleration of economic activity produced considerable volatility in the bond and currency markets, but the equity market was relatively docile following its second quarter heroics. In general, small stocks bested big, higher risk names beat more conservative, and growth and value indices exhibited relatively comparable performance.

     Against this backdrop, our performance continued to be broad based with relatively few outliers. Positive performers in this quarter included cyclical holdings Georgia-Pacific Corp., Engelhard Corp., Goodrich Corp., and Dana Corp., the latter aided by a hostile takeover proposal by an industry peer that highlighted its intrinsic value. Also, two financial stocks, Countrywide Financial Corp. and MBIA, Inc., had improving fundamentals and were priced at valuations low enough to overcome interest rate jitters that can influence their stocks. Most of the quarterly detractors appeared to suffer less from new news than from "profit taking." However, Liberty Media Corp.'s decline in September followed the adverse settlement of a program pricing dispute with one of their cable customers. This should have minimal effect on the company's earning power and valuation. Schering-Plough Corp. also lagged after new management suggested competition would cause both a longer and more arduous struggle to restore its earning power and we sold our holding.

     As always, there is a litany of possible external influences on near term equity valuations. To name a few, they include an accommodative Fed, low inflation, and favorable dividend tax relief on the positive side; excessive debt, lack of corporate pricing power, and wide trade deficits on the negative. Many of these are very hard, if not impossible, to predict. Fortunately, we have found success by adhering to our investment philosophy, which has been to research and own unpopular equities that have suffered in the marketplace for reasons that, in our opinion, are not significant to their earning power and, hopefully, are transitory in nature. Often, this grasping of the nettle is not as easy as it appears in hindsight, and we rely heavily on our analytical research efforts to gain our conviction.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


================================================================================


     In this regard, we are very pleased to announce that John DeGulis joins Harry Burn and me as co-portfolio manager in recognition of his ever increasing responsibilities and contributions to our firm and the Fund's success. John joined Sound Shore Management in January of 1996 from the investment banking division at Morgan Stanley, which he joined after receiving a Masters in Business Administration with honors from Columbia Business School. As with other members of Sound Shore Management, John has a significant personal interest in the Fund, and joins us in thanking you for your support.

Sincerely,

/s/ T. Gibbs Kane, Jr.

T. Gibbs Kane, Jr.
President


     * THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE.

     THE FUND'S AVERAGE ANNUAL TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT FUND PERFORMANCE, PLEASE VISIT THE FUND'S WEBSITE AT WWW.SOUNDSHOREFUND.COM OR CALL (800) 551-1980.

     THE S&P 500 IS AN UNMANAGED INDEX REPRESENTING THE AVERAGE PERFORMANCE OF 500 WIDELY HELD, PUBLICLY TRADED, LARGE CAPITALIZATION STOCKS. THE DOW JONES INDUSTRIAL AVERAGE CONSISTS OF 30 STOCKS THAT ARE CONSIDERED TO BE MAJOR FACTORS IN THEIR INDUSTRIES AND THAT ARE WIDELY HELD BY INDIVIDUALS AND INSTITUTIONAL INVESTORS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX OR AVERAGE.

     PERCENT OF NET ASSETS AS OF 9/30/03: COUNTRYWIDE FINANCIAL CORP.: 1.94%; DANA CORP.: 1.85%; ENGELHARD CORP.: 2.24%; GEORGIA-PACIFIC CORP.: 2.91%; GOODRICH CORP.: 0.80%; LIBERTY MEDIA CORP.: 2.47%; MBIA, INC.: 1.42%; AND SCHERING-PLOUGH CORP.: 0.00%.

     THE VIEWS IN THIS LETTER WERE THOSE OF THE FUND MANAGER AS OF 9/30/03 MAY NOT NECESSARILY REFLECT HIS VIEWS ON THE DATE THIS LETTER IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS (I) ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THE FUND'S PRESENT INVESTMENT METHODOLOGY AND (II) DO NOT CONSTITUTE INVESTMENT ADVICE. FORUM FUND SERVICES, LLC, DISTRIBUTOR. THIS LETTER MUST BE PRECEDED OR ACCOMPANIED BY A FUND PROSPECTUS. (10/03).


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (UNAUDITED)
SEPTEMBER 30, 2003
================================================================================


                                             SHARE                MARKET
                                             AMOUNT                VALUE
                                          -------------     --------------------
COMMON STOCK (96.0%)
--------------------------------------------------------------------------------
BANKS (7.7%)
Countrywide Financial Corp.                    217,000             $ 16,986,760
Federal Home Loan Mortgage Corp.               491,400               25,724,790
North Fork Bancorporation, Inc.                 59,500                2,067,625
Wells Fargo & Co.                              434,000               22,351,000
                                                            --------------------
                                                                     67,130,175
                                                            --------------------
CONSUMER DISCRETIONARY (12.9%)
AOL Time Warner, Inc. +                        973,500               14,709,585
Dana Corp.                                   1,049,500               16,193,785
Honda Motor Co., Ltd. ADR                      685,500               13,819,680
Interpublic Group of Cos., Inc. +            1,921,000               27,124,520
Liberty Media Corp. +                        2,166,000               21,595,020
McDonald's Corp.                               812,500               19,126,250
                                                            --------------------
                                                                    112,568,840
                                                            --------------------
CONSUMER STAPLES (2.1%)
Safeway, Inc. +                                814,500               18,684,630
                                                            --------------------

ENERGY (12.6%)
ConocoPhillips                                 393,000               21,516,750
Devon Energy Corp.                             333,000               16,047,270
Halliburton Co.                                879,000               21,315,750
Marathon Oil Corp.                             889,000               25,336,500
Occidental Petroleum Corp.                     366,000               12,894,180
Weatherford International Ltd. +               352,500               13,317,450
                                                            --------------------
                                                                    110,427,900
                                                            --------------------
HEALTHCARE (13.7%)
Aetna, Inc.                                    393,500               24,015,305
Baxter International, Inc.                     822,000               23,887,320
Laboratory Corp. of America Holdings +         676,000               19,401,200
Omnicare, Inc.                                 580,500               20,932,830
Quest Diagnostics, Inc. +                      178,500               10,824,240
Triad Hospitals, Inc. +                        683,000               20,681,240
                                                            --------------------
                                                                    119,742,135
                                                            --------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 2003
================================================================================

                                             SHARE                MARKET
                                             AMOUNT                VALUE
                                          -------------     --------------------

INDUSTRIALS (12.5%)
Equifax, Inc.                                  880,500             $ 19,608,735
Goodrich Corp.                                 288,500                6,993,240
Republic Services, Inc.                        823,500               18,644,040
SPX Corp. +                                    543,500               24,609,680
Textron, Inc.                                  401,000               15,819,450
Tyco International Ltd.                      1,150,000               23,494,500
                                                            --------------------
                                                                    109,169,645
                                                            --------------------
INSURANCE (11.6%)
AMBAC Financial Group, Inc.                    204,500               13,088,000
AON Corp.                                      512,000               10,675,200
Berkshire Hathaway Inc., Class A +                 499               37,425,000
Chubb Corp.                                    421,500               27,346,920
MBIA, Inc.                                     226,000               12,423,220
                                                            --------------------
                                                                    100,958,340
                                                            --------------------
MATERIALS (5.2%)
Engelhard Corp.                                708,500               19,604,195
Georgia-Pacific Corp.                        1,047,500               25,391,400
                                                            --------------------
                                                                     44,995,595
                                                            --------------------
PHARMACEUTICALS (5.2%)
King Pharmaceuticals, Inc. +                 1,005,500               15,233,325
Watson Pharmaceuticals, Inc. +                 720,500               30,037,645
                                                            --------------------
                                                                     45,270,970
                                                            --------------------
TECHNOLOGY (5.2%)
Nokia Corporation ADR                        1,322,500               20,631,000
Thermo Electron Corp. +                      1,119,500               24,293,150
                                                            --------------------
                                                                     44,924,150
                                                            --------------------

TELECOMMUNICATIONS (4.6%)
CenturyTel, Inc.                               644,000               21,825,160
Citizens Communications Co. +                1,509,000               16,915,890
Telephone & Data Systems, Inc.                  30,000                1,696,200
                                                            --------------------
                                                                     40,437,250
                                                            --------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (UNAUDITED) (CONCLUDED)
SEPTEMBER 30, 2003
================================================================================

                                             SHARE                MARKET
                                             AMOUNT                VALUE
                                          -------------     --------------------

UTILITIES (2.7%)
TXU Corp.                                    1,013,500             $ 23,878,060
                                                            --------------------
TOTAL COMMON STOCK (COST $699,667,288)                             $838,187,690
                                                            --------------------

SHORT-TERM HOLDINGS (4.3%)
--------------------------------------------------------------------------------
Monarch Daily Assets Cash Fund               2,573,355             $  2,573,355
Monarch Daily Assets Government Fund        33,777,338               33,777,338
Scudder Cash Management Fund                 1,161,819                1,161,819
                                                            --------------------
TOTAL SHORT-TERM HOLDINGS (COST $37,512,512)                       $ 37,512,512
                                                            --------------------
TOTAL INVESTMENTS (100.3%) (COST $737,179,800)                     $875,700,202
Other Liabilities less Assets (-0.3%)                                (2,284,664)
                                                            --------------------
Net Assets (100.0%) (29,075,773 shares outstanding)                $873,415,538
                                                            ====================
Net Asset Value (offering and redemption price per share)          $      30.04
                                                            ====================

+ Non-income producing security
ADR - American Depositary Receipts


--------------------------------------------------------------------------------

                      (This page intentionally left blank)

SOUND SHORE FUND


INVESTMENT ADVISER

Sound Shore Management, Inc.
Greenwich, Connecticut

ADMINISTRATOR

Forum Administrative Services, LLC
Portland, Maine

DISTRIBUTOR

Forum Fund Services, LLC
Portland, Maine

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT

Forum Shareholder Services, LLC
Portland, Maine

CUSTODIAN

Forum Trust, LLC
Portland, Maine

COUNSEL

Dechert LLP
New York, New York

INDEPENDENT CERTIFIED
PUBLIC ACCOUNTANTS

Deloitte & Touche LLP
Boston, Massachusetts

This report is submitted for the general infor-         QUARTERLY LETTER TO
mation of the shareholders of the Fund. It is           SHAREHOLDERS
not authorized for distribution to prospective          (UNAUDITED)
investors in the Fund unless preceded or                SEPTEMBER 30, 2003
accompanied by an effective prospectus,
which includes information regarding the
Fund's objectives and polices, experience of its management, marketability of shares, and other information.

SOUND SHORE FUND, INC.                                  SOUND
                                                        SHORE
Two Portland Square                                     FUND
Portland, ME 04101
http://www.soundshorefund.com